Fair Value Measurements (Tables)	3 Months Ended	5 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair Value, Assets Measured on Recurring Basis
The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis at March 31, 2021 and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value. The gross holding gains and fair value of held-to-maturity
securities at March 31, 2021 are as follows:

Description	March 31, 2021	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets:
Cash and marketable securities held in Trust Account	$207,385,917	$207,385,917	$—	$—

Liabilities:
Warrant Liability – Public Warrants	$30,691,059	$30,691,059	$—	$—

Warrant Liability – Private Placement Warrants	$23,114,374	$—	$—	$23,114,374

The following table presents information about the Company’s assets that are measured at fair value on a recurring basis at December 31, 2020 and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

Description	Level	December 31, 2020
Assets:
Investments held in Trust Account—U.S. Treasury Securities Money Market Fund	1	$207,376,213

Liabilities:
Warrant Liability—Public Warrants	1	$11,509,147
Warrant Liability—Private Placement Warrants	3	$11,003,918

Summary Of Reconciliation Of Warrant Liabilities Measured At Fair Value
The following table presents the changes in the fair value of warrant liabilities:

	Private Placement	Public	Warrant Liabilities
Fair value as of September 25, 2020	$—	$—	$—
Initial measurement on September 25, 2020 (IPO)	8,160,000	12,800,000	20,960,000
Change in valuation inputs or other assumptions	—	100,000	100,000

Fair value as of September 30, 2020	8,160,000	12,800,000	21,060,000
Measurement on October 1, 2020 (Over-Allotment)	200,518	475,495	676,013
Change in valuation inputs or other assumptions	2,643,400	(1,866,348)	777,052

Fair value as of December 31, 2020	$11,003,918	$11,509,147	$22,513,065

Fair Value Measurements Inputs
The following table presents the quantitative information regarding Level 3 fair value measurements:

	March 31, 2021	December 31, 2020
Stock price	$12.99	$10.08
Exercise price	$11.50	$11.50
Risk-free rate	0.92%	0.36%
Volatility	25.0%	25.0%
Term (in years)	5.0	5.0
Dividend yield	0.0%	0.0%

Fair Value of Derivative Warrant Liabilities
The following table presents the changes in the fair value of Level 3 warrant liabilities:

Private Placement
Fair value as of January 1, 2021	$11,003,918
Change in fair value	12,110,456

Fair value as of March 31, 2021	$23,114,374

Public Warrants [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Summary Of Quantitative Information Regarding Fair Value Measurements Of Warrants
The key inputs into the Option Pricing Method for the Public Warrants were as follows at initial measurement:

Input	September 25, 2020 (Initial Measurement)	September 30, 2020
Risk-free interest rate	0.26%	0.28%
Trading days per year	252	252
Expected volatility	24.0%	24.0%
Exercise price	$11.50	$11.50
Stock Price	$9.36	$9.36

Private Placement Warrants [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Summary Of Quantitative Information Regarding Fair Value Measurements Of Warrants
The key inputs into the Black-Scholes Model for the Private Placement Warrants were as follows at initial measurement:

Input	September 25, 2020 (Initial Measurement)	September 30, 2020	December 31, 2020

Risk-free interest rate	0.12%	0.42%	0.36%
Trading days per year	252	252	252
Expected volatility	24.0%	24.0%	25.0%
Exercise price	$11.50	$11.50	$11.50
Stock Price	$9.36	$9.36	$10.08